Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net loss	$ (51,006,094)	$ (27,124,637)	$ (46,515,956)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash acquisition of in-process research and development			26,486,000
Share-based compensation expense	5,418,710	1,078,988	545,701
Loss from remeasurement of fair value of warrants	153,692
Accretion of discounts	13,563
Amortization	11,935
Changes in operating assets and liabilities:
Refundable research and development credit	50,443	408,934	(1,313,398)
Prepaid assets	(3,927,155)	(873,884)	(190,926)
Other current assets	10,177		110,054
Other assets	(51,622)	68,743	(96,050)
Accounts payable	932,299	69,779	1,725,904
Accrued expenses	1,798,979	368,999	392,724
Net cash used in operating activities	(46,595,073)	(26,003,078)	(18,855,947)
Financing Activities
Deferred issuance costs			(90,868)
Proceeds from issuance of term loan, net of issuance costs	19,795,007
Proceeds from issuance of promissory note payable to an affiliate of stockholder	6,569,840
Proceeds from issuance of common stock, net of issuance costs	150,062,959		1,719
Proceeds from the issuance of common stock warrants	520,760
Proceeds from exercise of stock options and warrants	678,701
Net cash provided by financing activities	197,375,114	14,863,020	41,236,498
Net increase (decrease) in cash and cash equivalents	150,780,041	(11,140,058)	22,380,551
Cash and cash equivalents at beginning of period	24,863,488	36,003,546	13,622,995
Cash and cash equivalents at end of period	175,643,529	24,863,488	36,003,546
Supplemental Disclosure of Non-Cash Financing Activities
Conversion of convertible preferred stock to common stock	111,802,773
Series D Convertible Preferred Stock [Member]
Financing Activities
Issuance of convertible preferred stock, net of issuance costs		$ 14,863,020	32,050,646
Series C Convertible Preferred Stock [Member]
Financing Activities
Issuance of convertible preferred stock, net of issuance costs			$ 9,275,001
Series E Convertible Preferred Stock [Member]
Financing Activities
Issuance of convertible preferred stock, net of issuance costs	$ 19,747,847